SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Net Loss Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss) per share
Outstanding share options (in shares)	1,409,060	1,418,420	1,488,696
Outstanding restricted shares	1,195,400	1,104,400	443,351
Numerator:
Net loss attributable to VisionChina Media Inc. shareholders	$ (31,077,215)	$ (23,967,870)	$ (246,409,192)
Denominator:
Weighted average number of shares outstanding-basic	101,601,913	101,495,442	101,351,222
Weighted average number of shares outstanding-diluted	101,601,913	101,495,442	101,351,222
Basic net income (loss) per share (in dollars per share)	$ (0.31)	$ (0.24)	$ (2.43)
Diluted net income (loss) per share (in dollars per share)	$ (0.31)	$ (0.24)	$ (2.43)
Securities excluded from the computations of diluted weighted-average number of shares outstanding (in shares)	2,604,460	2,522,820	1,932,047